Leases - Schedule of Maturities of Operating Lease liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease liabilities [Abstract]
2025	¥ 221,893,350
2026	171,661,494
2027	127,871,950
2028	84,508,746
2029	40,062,445
Thereafter	29,047,903
Total undiscounted lease payments	675,045,888
Less: imputed interest	(116,855,561)
Total lease liabilities	¥ 558,190,327	¥ 843,493,457